Bank Loans (Details) - Schedule of Principal Repayments to Maturity by Fiscal Year	6 Months Ended
Jun. 30, 2023 EUR (€)
Schedule of Principal Repayments to Maturity by Fiscal Year [Abstract]
2023	€ 114,157
2024	233,926
2025	92,087
Thereafter
Total	€ 440,170